AllianzGI Global Megatrends Fund
AllianzGI Global Megatrends Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 310 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - AllianzGI Global Megatrends Fund		Class A	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Global Megatrends Fund		Class A	Institutional Class	Class P
Management Fees		none	none	none
Distribution and/or Service (12b-1 Fees)		0.25%	none	none
Other Expenses		4.46%	4.46%	4.92%
Acquired Fund Fees and Expenses		1.15%	1.15%	1.15%
Total Annual Fund Operating Expenses	[1]	5.86%	5.61%	6.07%
Expense Reductions	[2]	(4.56%)	(4.56%)	(4.92%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.30%	1.05%	1.15%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") has contractually agreed, until January 31, 2017, to reimburse Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.30% for Class A shares, 1.05% for Institutional Class shares and 1.15% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Global Megatrends Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,814	2,933	5,648
Institutional Class	107	1,266	2,411	5,214
Class P	117	1,364	2,585	5,525

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Global Megatrends Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,814	2,933	5,648
Institutional Class	107	1,266	2,411	5,214
Class P	117	1,364	2,585	5,525

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate from its inception on February 2, 2015 through the end of its fiscal year on September 30, 2015 was 0% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in certain affiliated mutual funds sponsored and managed by AllianzGI U.S. and/or its affiliates (the “Underlying Funds”). Through its allocations across Underlying Funds, the Fund seeks to capitalize on the secular (or long-term) growth trends across a range of sectors and asset classes that the portfolio manager believes to be strong and sustainable in the global economy.

While the portfolio manager retains flexibility to invest in a wide range of Underlying Funds and direct positions in securities, the Fund currently intends to target an allocation of approximately 20% of its assets to each of the following five Underlying Funds:

• AllianzGI Emerging Markets Consumer Fund (the “Consumer Fund”)

The Consumer Fund invests principally in securities and instruments that are tied economically to emerging markets countries and in securities of companies in the consumer and consumer-related sectors, which include a range of industries within the consumer staples, consumer discretionary, healthcare, information technology, industrials, financials and telecommunications sectors.

• AllianzGI Global Natural Resources Fund (the “Natural Resources Fund”)

The Natural Resources Fund invests principally in equity securities of companies that are associated with natural resources, including those companies that are principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors.

• AllianzGI Global Water Fund (the “Global Water Fund”)

The Global Water Fund invests principally in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the NASDAQ OMX US Water or Global Water Indices or the S-Network Global Water Index (Composite), or that are substantially engaged in water-related activities, which generally are activities that relate to the quality or availability of, or demand for, potable and non-potable water.

• AllianzGI Health Sciences Fund (the “Health Sciences Fund”)

The Health Sciences Fund invests principally in health sciences-related companies, which include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences or that otherwise promote healthy living.

• AllianzGI Technology Fund (the “Technology Fund”)

The Technology Fund invests principally in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Technology Fund’s use of derivative instruments will often give rise to forms of leverage and could have the effect of either magnifying or limiting the Technology Fund’s gains and losses depending upon the particular derivative strategies used.

Each of these Underlying Funds invests primarily in U.S. and foreign equity securities that the Fund’s portfolio manager believes will permit the Fund to benefit from long-term secular trends as they unfold over a multi-year period. The portfolio manager will rebalance the Fund’s investments in these five Underlying Funds periodically and may select additional or different Underlying Funds or other securities for investment (without approval by or notice to shareholders).

In response to price changes and/or performance divergence among the Underlying Funds, the portfolio manager may, from time to time, reallocate the Fund’s investments or use Fund inflows or outflows to bring the Fund’s asset allocation in-line with the targeted allocation.

The Fund normally seeks to maintain significant economic exposure to a number of countries outside the U.S. Although not expected to be a significant part of the Fund’s strategy, the Fund may invest a portion of its assets directly or indirectly in securities and instruments other than Underlying Funds, including ETFs, mutual funds and pooled vehicles other than the Underlying Funds, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. Such investments may be used as a complement or adjustment to the Fund’s exposure to Underlying Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types.

Although the Fund does not intend to invest significantly in derivative instruments, it may do so at any time. Moreover, Underlying Funds may hold derivatives. Please see the “Underlying Funds” section of the Prospectus for further information on the Underlying Funds which the Fund currently intends to include in its portfolio.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Water-Related Risk:  Because the AllianzGI Global Water Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector, which may increase risk and volatility.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.